OTHER INCOME (EXPENSE), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Income and Expenses [Abstract]
Rental income	$ 8,633	$ 11,005	$ 4,979
Unrealized gain (loss) on foreign currency denominated borrowings	(5,467)	4,276	5,453
Fair Value Hedging Instruments, Gain (Loss), Realized	639	0	0
Unrealized gain (loss) on fair value hedges	(843)	469	0
Non-cash realized gain on foreign currency denominated borrowings	0	1,029	0
Gain (loss) on investments	1,872	(3,835)	(286)
Non-service components of net periodic pension benefit (cost)	(1,721)	1,573	176
Gain (loss) on contingent consideration	91	14	(1,036)
Other Nonoperating Income	1,595
Other		(3,931)	(851)
Other income, net	$ 4,799	$ 10,600	$ 8,435